RELATED PARTY TRANSACTIONS (Other Related Party Transactions) (Details)	1 Months Ended								12 Months Ended
	Mar. 31, 2021 USD ($) vessel	Feb. 29, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) shares	Nov. 30, 2018 shares	Aug. 31, 2018 USD ($) shares	May 31, 2018 shares	Nov. 30, 2016 USD ($) shares	Dec. 31, 2021 USD ($) vessel Rate shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) shares
Related Party Transaction [Line Items]
Proceeds from sale of vessels and termination of charters									$ (183,886,000)	$ (210,920,000)	$ 0
Termination fee										3,200,000
Gain on sale of vessels									39,405,000	2,250,000	0
Shares acquired (in shares) | shares							4,024,984
Fair value			$ 12,753,000						9,680,000	9,431,000	12,753,000
Total loans to related parties - associated companies, long-term									45,000,000	123,910,000
Seadrill
Related Party Transaction [Line Items]
Total loans to related parties - associated companies, long-term									$ 45,000,000	123,900,000
Equity Securities
Related Party Transaction [Line Items]
Disposition of investment	$ 800,000
ADS Maritime Holding
Related Party Transaction [Line Items]
Ownership percentage | Rate									17.00%
Final dividend distribution	$ 8,800,000
Number of vessels sold | vessel	2								2
Common Stock, ADS | ADS Maritime Holding
Related Party Transaction [Line Items]
Shares acquired						$ 10,000,000
Fair value										$ 8,900,000
Investment owned (in shares) | shares				4,000,000								4,000,000
Common Stock, ADS | ADS Maritime Holding | ADS Maritime Holding
Related Party Transaction [Line Items]
Number of shares received (in shares) | shares						4,000,000
Common stock - NorAm Drilling
Related Party Transaction [Line Items]
Shares acquired								$ 700,000
Fair value				$ 3,900,000								$ 3,900,000
Share consolidation ratio					20
Number of shares held after share consolidation | shares					601,023
Shares issued (in shares) | shares					600,000
Investment owned (in shares) | shares				1,300,000					1,300,000	1,300,000		1,300,000
Investment and debt securities, fair value									$ 1,300,000
Common stock - NorAm Drilling | NorAm Drilling
Related Party Transaction [Line Items]
Number of shares received (in shares) | shares				41,756				12,000,000
NorAm Drilling
Related Party Transaction [Line Items]
Disposition of investment											300,000
Marketable securities, shares, redeemed (in shares) | shares												500,000
Gain (loss) on redemption												$ 0
Fair value			4,700,000						$ 4,619,000	$ 4,643,000	4,700,000
ADS Crude Carriers Plc
Related Party Transaction [Line Items]
Long-term line of credit			7,500,000								7,500,000
ADS Crude Carriers Plc | Ship Finance
Related Party Transaction [Line Items]
Long-term line of credit			$ 5,000,000								$ 5,000,000
Percentage of long term line of credit provided			67.00%								67.00%
Commitment fee amount			$ 50,000
ADS Crude Carriers Plc | Ship Finance | Revolving Credit Facility
Related Party Transaction [Line Items]
Debt instrument, term			12 months
Front Hakata
Related Party Transaction [Line Items]
Proceeds from sale of vessels and termination of charters		$ 33,500,000
Termination fee		$ 3,200,000
Gain on sale of vessels										$ 1,400,000